SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SEGMENT REPORTING
Schedule of revenue and operating income (loss) of the segment

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Commissions	$2,334,389	$1,383,828
Vetting fees	371,700	365,383
Clearing fees	714,349	1,047,712
Net gain/(loss) on firm trading accounts	(111)	1,711
Other revenue	830,263	5,448
Total revenue	$4,250,590	$2,804,082
Loss from operations	$(877,238)	$(941,102)
Total assets	$73,634,759	$55,994,817

		For the Transition
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024
Commissions	$5,937,532	$2,679,673
Vetting fees	1,459,321	499,125
Clearing fees	3,165,714	756,393
Net gain/(loss) on firm trading accounts	6,580	10,046
Other revenue	287,465	56,246
Total revenue	$10,856,612	$4,001,483
Loss from operations	$(4,917,281)	$(14,268,826)
Total assets	$60,892,833	$57,466,554